Related Party Transactions (Details) - Schedule of Advance to Suppliers, Related Party - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Advance to Suppliers, Related Party [Line Items]
Total		$ 1,500,983	$ 1,807,965
Shexian Ruibo [Member]
Schedule of Advance to Suppliers, Related Party [Line Items]
Total	[1]	1,450,543	1,796,831
Shexian Ruida [Member]
Schedule of Advance to Suppliers, Related Party [Line Items]
Total		39,563
Handan Ruisheng Construction Material Technology Co., Ltd. [Member]
Schedule of Advance to Suppliers, Related Party [Line Items]
Total		$ 10,877	$ 11,134

[1]	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.